RELATED PARTY TRANSACTIONS - Transactions With Golar Partners and Subsidiaries (Details) - Golar Partners - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 75,688	$ 53,910	$ 76,398
Receivables (payables) from related parties	(7,128)	29,967
Management and administrative services fees
Related Party Transaction [Line Items]
Revenue from related parties	2,949	2,877	2,569
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	7,577	7,746	6,701
Charter-hire expenses
Related Party Transaction [Line Items]
Related party expense	(41,555)	0	0
Gain on disposals to Golar Partners
Related Party Transaction [Line Items]
Related party transaction amount	102,406	43,287	65,156
Interest income on vendor financing loan
Related Party Transaction [Line Items]
Interest income from related parties	4,217	0	0
Interest expense on short-term credit facility
Related Party Transaction [Line Items]
Interest expense from related parties	(203)	0	0
Interest income on high-yield bonds
Related Party Transaction [Line Items]
Interest income from related parties	0	0	1,972
Share options expense recharge
Related Party Transaction [Line Items]
Revenue from related parties	297	0	$ 0
Trading balances due to Golar and affiliates
Related Party Transaction [Line Items]
Receivables (payables) from related parties	(4,400)	13,453
Methane Princess Lease security deposit movements
Related Party Transaction [Line Items]
Receivables (payables) from related parties	(2,728)	(3,486)
Short-term debt due from Golar Partners
Related Party Transaction [Line Items]
Receivables (payables) from related parties	$ 0	$ 20,000